GLOBAL TACTICAL ASSET ALLOCATION FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED JANUARY 3, 2025 TO THE FUND’S PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED

Effective January 3, 2025, Timothy Johnson is no longer a portfolio manager of the Global Tactical Asset Allocation Fund (the “Fund”). Effective January 3, 2025, all references to Timothy Johnson in the Fund’s Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Global Tactical Asset Allocation Fund – Management” beginning on page 8 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Global Tactical Asset Allocation Fund. Anwiti Bahuguna, PhD, Executive Vice President of NTI, Daniel Ballantine, Vice President of NTI, Colin Cheesman, Vice President of NTI, and Peter Wilke, Senior Vice President of NTI, have been managers of the Fund since December 2023, December 2023, January 2025 and January 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The first paragraph under the section entitled “FUND MANAGEMENT – EQUITY AND EQUITY INDEX FUNDS” on page 194 of the Prospectus is deleted and replaced with the following:

The managers for the Global Tactical Asset Allocation Fund are Anwiti Bahuguna, PhD, Executive Vice President of NTI, Daniel Ballantine, Vice President of NTI, Colin Cheesman, Vice President of NTI, and Peter Wilke, Senior Vice President of NTI. Ms. Bahuguna and Mr. Ballantine have been managers of the Fund since December 2023. Mr. Cheesman and Mr. Wilke have been managers of the Fund since January 2025. Ms. Bahuguna is Chief Investment Officer of Global Asset Allocation at NTI. Prior to joining NTI in September 2023, Ms. Bahuguna was head of multi-asset strategy for the Global Asset Allocation Team at Columbia Threadneedle Investments and was the lead portfolio manager for the Columbia Threadneedle Investments asset allocation funds and separately managed accounts. Mr. Ballantine joined NTI in 2015, where he is the Senior Investment Analyst and Investment Strategist on the Global Asset Allocation Team. Mr. Cheesman joined NTI in 2018, where he is a portfolio manager on the Global Asset Allocation Team. Mr. Wilke joined NTI in November 2024, where he is Head of Tactical Asset Allocation. Prior to joining NTI, Mr. Wilke was the team leader of multi-asset income investments at Wellington Management, where he was responsible for developing and managing multi asset portfolios since 2015.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO COMBO (1/25)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED JANUARY 3, 2025 TO THE FUND’S SAI DATED JULY 31, 2024, AS SUPPLEMENTED

Effective January 3, 2025, Timothy Johnson is no longer a portfolio manager of the Global Tactical Asset Allocation Fund (the “Fund”). Effective January 3, 2025, all references to Timothy Johnson in the Fund’s SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Fund in the table under the section entitled “PORTFOLIO MANAGERS” on page 112 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Global Tactical Asset Allocation Fund	Anwiti Bahuguna*, Daniel Ballantine*, Colin Cheesman***** and Peter Wilke*****

*****	Became a Portfolio Manager effective January 3, 2025.

2.

The following information, as of November 30, 2024, with respect to Colin Cheesman is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 113 of the SAI:

The table below discloses the accounts within each type of category listed below for which Colin Cheesman* was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2024.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Colin Cheesman became a Portfolio Manager of the Global Tactical Asset Allocation Fund effective January 3, 2025.

3.

The following information, as of November 30, 2024, with respect to Peter Wilke is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 113 of the SAI:

The table below discloses the accounts within each type of category listed below for which Peter Wilke* was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2024.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Peter Wilke became a Portfolio Manager of the Global Tactical Asset Allocation Fund effective January 3, 2025.

4.	The following information, as of November 30, 2024, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 127 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Colin Cheesman[17]	Global Tactical Asset Allocation Fund	None
Peter Wilke[17]	Global Tactical Asset Allocation Fund	None

[17]	Colin Cheesman and Peter Wilke became portfolio managers of the Global Tactical Asset Allocation Fund effective January 3, 2025. Information provided is as of November 30, 2024.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI COMBO (1/25)

NORTHERN FUNDS PROSPECTUS